Note 10 - Rehabilitation Provisions - Rehabilitation Provisions Assumptions (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Nov. 30, 2021	Nov. 30, 2020
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member]
Statement Line Items [Line Items]
Assumption	235,000	235,000
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	490,000	490,000
Life expectancy [member]
Statement Line Items [Line Items]
Assumption	4	5
Life expectancy [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	2	3
Inflation rate [member]
Statement Line Items [Line Items]
Assumption	6.90	1.20
Inflation rate [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	4.90	0.80
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Assumption	0.81	0.36
Discount rate, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	0.98	0.29